Long-Term Investments (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Equity investments [Line Items]
Long-term investment	$ 1,645,834	¥ 11,209,617	¥ 11,220,589
Beijing WIMI and Shenzhen Weiyixin [Member]
Equity investments [Line Items]
Long-term investment		0	¥ 0
Long-term investments	$ 1,611	¥ 10,972